Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Raw materials	$ 71		$ 76
Work in progress	82		58
Finished goods	191		366
Inventory, net	$ 344		$ 500
ZHEJIANG TIANLAN [Member]
Raw materials | ¥		¥ 369		¥ 676
Finished goods | ¥		3,929		4,032
Inventory, net | ¥		¥ 4,298		¥ 4,708